Accounts Payable and Accrued Liabilities - Pathfinder - Annual (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Payables and Accruals [Line Items]
Total	$ 166,796	$ 336,371	$ 0
Pathfinder
Payables and Accruals [Line Items]
Offering costs	500,000	477,531	277,485
Accounts payable	74,604	172,633
Professional fees	33,879	91,049	104,166
Custody fee	0	9,374
Total	$ 608,483	$ 750,587	$ 381,651